EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
6.   EARNINGS PER SHARE

The computation of basic earnings per share is based on net income and the weighted average number of shares outstanding during the year of 24,425,699, 19,120,285 and 17,100,000 for the years ended December 31, 2011, 2010 and 2009, respectively. The computation of diluted earnings per share in 2011 is based on the weighted average number of shares of 24,578,031. The restricted stock units granted on December 29, 2010 did not have a dilutive effect in 2010. There were no potentially dilutive securities outstanding in 2009.